Capital - Summary of Other Components of Equity (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Accumulated Other Comprehensive Income [Line Items]
Total	₩ 23,801	₩ 4,016
Factors for re-measurement of defined benefit liabilities
Disclosure Of Accumulated Other Comprehensive Income [Line Items]
Total	16	0
Foreign currency translation adjustments
Disclosure Of Accumulated Other Comprehensive Income [Line Items]
Total	₩ 23,785	₩ 4,016